Other accounts payable - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other accounts payable [Line Items]
Current portion of monthly payments of disputed mining royalties and special mining tax	$ 50.1
Current portion of monthly payments of interest and penalties of disputed mining royalties and special mining tax	29.1
Current portion of monthly payments of disputed mining royalties	45.0
Current portion of monthly payments of interest and penalties of disputed mining royalties	26.5
Non-current portion of monthly payments of disputed mining royalties	273.8	$ 85.5
Non-current portion of monthly payments of special mining tax	88.7
Non-current portion of monthly payments of interest and penalties of disputed mining royalties	$ 157.5	129.6
SUNAT
Disclosure of other accounts payable [Line Items]
Current portion of monthly payments of disputed mining royalties		23.8
Current portion of monthly payments of interest and penalties of disputed mining royalties		41.4
Current portion of remaining monthly payments of disputed mining royalties		13.2
Current portion of remaining monthly payments of interest and penalties of disputed mining royalties		$ 18.9